STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$ (415,149)	$ (1,267,435)	$ (2,582,171)	$ (1,410,514)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	498	407	1,462	954
Amortization of loan origination costs	$ 195,173	$ 37,525	$ 10,272	527
Imputed interest on non-interest bearing related party debts				134
Amortization of debt discount			$ 166,275	10,879
Stock based compensation, related parties	$ 6,507	$ 825,778	1,529,182	394,540
Stock based compensation	54,211	209,957	319,986	359,846
Decrease (increase) in assets:
Prepaid expenses	(6,610)	5,000	284	(3,450)
Increase (decrease) in liabilities:
Accounts payable	(104,843)	61,998	40,774	25,157
Accounts payable, related parties	9,642	1,625	29,369	(14,573)
Accrued interest	21,301	$ 3,476	21,172	$ (2,577)
Accrued interest, related parties	600		1,170
Net cash used in operating activities	(238,670)	$ (121,669)	$ (462,225)	$ (639,077)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(3,536)			(2,374)
Net cash used in investing activities	(3,536)			$ (2,374)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of warrants, related party	2,000		$ 40
Proceeds from convertible notes payable	332,500	$ 115,000	365,000	$ 75,000
Repayments from convertible notes payable	$ (89,039)
Proceeds from notes payable, related parties			$ 30,000
Repayments on notes payable, related parties				$ (109,000)
Proceeds from the sale of common stock				762,250
Net cash provided by financing activities	$ 245,461	$ 115,000	$ 395,040	728,250
NET CHANGE IN CASH	3,255	(6,669)	(67,185)	86,799
CASH AT BEGINNING OF PERIOD	35,414	102,599	102,599	15,800
CASH AT END OF PERIOD	38,669	$ 95,930	$ 35,414	102,599
SUPPLEMENTAL INFORMATION:
Interest paid	$ 13,539			$ 32,619
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount on beneficial conversion feature on convertible note	$ 274,220	$ 52,563	$ 297,011	$ 37,019
Value of shares issued for conversion of debt	42,240		$ 227,388
Cashless exercise of common stock warrants, 250,000 warrants exercised	22			$ 37,981
Common stock issued for settlement of accounts payable, related party	$ 13,765